Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (4.0%)
	Walt Disney Co.	419,146	47,380
	AT&T Inc.	1,664,403	46,270
	Verizon Communications Inc.	976,085	42,909
	Comcast Corp. Class A	874,354	30,226
	T-Mobile US Inc.	52,211	12,646
*	Take-Two Interactive Software Inc.	39,243	8,880
*	Charter Communications Inc. Class A	22,362	8,861
*	Warner Bros Discovery Inc.	518,164	5,166
	Electronic Arts Inc.	33,026	4,749
	Omnicom Group Inc.	45,595	3,349
	Fox Corp. Class A	50,809	2,791
	News Corp. Class A	88,002	2,485
	Interpublic Group of Cos. Inc.	86,567	2,074
	Match Group Inc.	58,348	1,747
	Paramount Global Class B	138,253	1,673
	Fox Corp. Class B	30,341	1,526
	News Corp. Class B	25,835	845
			223,577
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	918,453	188,292
	McDonald's Corp.	166,139	52,143
	Home Depot Inc.	128,970	47,498
	Lowe's Cos. Inc.	130,873	29,542
	Starbucks Corp.	263,357	22,109
	NIKE Inc. Class B	273,663	16,581
	TJX Cos. Inc.	106,918	13,568
	General Motors Co.	230,500	11,435
	Ross Stores Inc.	76,425	10,706
	Ford Motor Co.	901,721	9,360
	DR Horton Inc.	65,687	7,755
	Lennar Corp. Class A	54,024	5,731
	Yum! Brands Inc.	38,227	5,502
*	Ulta Beauty Inc.	10,761	5,073
*	Lululemon Athletica Inc.	14,041	4,446
	Genuine Parts Co.	32,095	4,061
*	Aptiv plc	53,234	3,557
	Darden Restaurants Inc.	15,517	3,324
	Best Buy Co. Inc.	45,210	2,996
	Tractor Supply Co.	57,102	2,764
	eBay Inc.	36,730	2,688
	Pool Corp.	8,844	2,658
	LKQ Corp.	60,410	2,445
*	CarMax Inc.	35,740	2,304
	Domino's Pizza Inc.	4,654	2,205
	Hasbro Inc.	30,472	2,033
*	NVR Inc.	257	1,829
*	MGM Resorts International	51,992	1,646
*	Caesars Entertainment Inc.	49,380	1,327
*	Mohawk Industries Inc.	12,137	1,221
			466,799
Consumer Staples (8.3%)
	Procter & Gamble Co.	543,703	92,370
	Coca-Cola Co.	897,706	64,725
	PepsiCo Inc.	318,021	41,804
	Walmart Inc.	331,835	32,759
	Philip Morris International Inc.	165,798	29,941
	Mondelez International Inc. Class A	300,018	20,248
	Altria Group Inc.	212,062	12,853
	Kimberly-Clark Corp.	76,874	11,051
	Kenvue Inc.	444,953	10,621
	Keurig Dr Pepper Inc.	314,721	10,597

		Shares	Market Value ($000)
	Kroger Co.	154,286	10,527
	Target Corp.	106,165	9,981
	Colgate-Palmolive Co.	105,291	9,786
	Sysco Corp.	113,304	8,271
	General Mills Inc.	127,576	6,922
	Constellation Brands Inc. Class A	35,967	6,413
*	Monster Beverage Corp.	91,023	5,821
	Church & Dwight Co. Inc.	57,096	5,613
	Hershey Co.	34,296	5,511
	Kraft Heinz Co.	201,697	5,391
	Archer-Daniels-Midland Co.	111,085	5,362
	Kellanova	62,409	5,157
	Dollar General Corp.	51,024	4,962
	McCormick & Co. Inc. (Non-Voting)	58,610	4,263
*	Dollar Tree Inc.	46,898	4,233
	Clorox Co.	28,587	3,770
	Tyson Foods Inc. Class A	66,500	3,735
	Estee Lauder Cos. Inc. Class A	54,415	3,642
	J M Smucker Co.	24,730	2,785
	Conagra Brands Inc.	110,916	2,539
	Bunge Global SA	31,018	2,424
	Molson Coors Beverage Co. Class B	40,010	2,144
	Hormel Foods Corp.	67,617	2,074
	Walgreens Boots Alliance Inc.	166,672	1,875
	Lamb Weston Holdings Inc.	33,146	1,849
	Campbell's Co.	45,719	1,556
	Brown-Forman Corp. Class B	42,320	1,411
			454,986
Energy (5.7%)
	Exxon Mobil Corp.	1,009,230	103,244
	Chevron Corp.	387,526	52,975
	ConocoPhillips	295,832	25,249
	EOG Resources Inc.	130,338	14,151
	Kinder Morgan Inc.	448,619	12,579
	Marathon Petroleum Corp.	73,217	11,769
	Phillips 66	95,683	10,858
	Schlumberger NV	324,716	10,732
	Valero Energy Corp.	73,350	9,460
	Baker Hughes Co.	229,343	8,497
	Williams Cos. Inc.	135,858	8,221
	EQT Corp.	138,159	7,617
	Occidental Petroleum Corp.	156,353	6,376
	Diamondback Energy Inc.	43,389	5,838
	Expand Energy Corp.	48,818	5,669
	ONEOK Inc.	63,382	5,124
	Devon Energy Corp.	152,527	4,616
	Coterra Energy Inc.	171,132	4,160
	Halliburton Co.	201,503	3,947
	APA Corp.	85,969	1,462
			312,544
Financials (16.4%)
*	Berkshire Hathaway Inc. Class B	216,756	109,236
	JPMorgan Chase & Co.	278,778	73,597
	Bank of America Corp.	1,535,187	67,748
	Wells Fargo & Co.	762,663	57,032
	Goldman Sachs Group Inc.	72,358	43,447
	Charles Schwab Corp.	395,234	34,915
	Blackrock Inc.	33,747	33,068
	Citigroup Inc.	435,378	32,793
	Capital One Financial Corp.	147,682	27,934
	Chubb Ltd.	86,395	25,677
	CME Group Inc.	83,557	24,148
	Blackstone Inc.	169,688	23,546
	Morgan Stanley	157,810	20,204
	S&P Global Inc.	38,723	19,860
	PNC Financial Services Group Inc.	91,880	15,970
	US Bancorp	361,914	15,776
	Marsh & McLennan Cos. Inc.	63,795	14,906
	Travelers Cos. Inc.	52,596	14,501

		Shares	Market Value ($000)
	Allstate Corp.	61,381	12,882
	Truist Financial Corp.	304,877	12,043
	Aflac Inc.	114,645	11,870
	American International Group Inc.	137,435	11,633
	Intercontinental Exchange Inc.	63,909	11,491
	Arthur J Gallagher & Co.	32,403	11,258
	KKR & Co. Inc.	87,567	10,636
	MetLife Inc.	134,076	10,536
	Fidelity National Information Services Inc.	122,723	9,770
	Aon plc Class A	24,546	9,133
	Prudential Financial Inc.	81,982	8,517
	Moody's Corp.	17,209	8,249
	M&T Bank Corp.	38,409	7,015
	Bank of New York Mellon Corp.	76,652	6,792
	State Street Corp.	66,752	6,427
*	Coinbase Global Inc. Class A	24,851	6,129
	Fifth Third Bancorp	154,959	5,918
	Cboe Global Markets Inc.	24,295	5,566
*	PayPal Holdings Inc.	75,781	5,326
	Huntington Bancshares Inc.	336,115	5,254
	T. Rowe Price Group Inc.	51,686	4,837
	Northern Trust Corp.	45,282	4,833
	Nasdaq Inc.	56,667	4,734
	Regions Financial Corp.	210,008	4,503
	Global Payments Inc.	57,496	4,347
	Citizens Financial Group Inc.	101,588	4,099
	Hartford Insurance Group Inc.	30,075	3,905
	Willis Towers Watson plc	12,041	3,812
	Principal Financial Group Inc.	48,563	3,783
	KeyCorp	231,492	3,671
	Loews Corp.	41,059	3,666
	Everest Group Ltd.	9,972	3,462
	Cincinnati Financial Corp.	17,081	2,576
	Assurant Inc.	11,919	2,419
	Raymond James Financial Inc.	16,286	2,394
	Globe Life Inc.	19,508	2,377
	W R Berkley Corp.	31,395	2,345
	FactSet Research Systems Inc.	4,860	2,227
	MarketAxess Holdings Inc.	8,761	1,896
	Jack Henry & Associates Inc.	10,164	1,841
	Franklin Resources Inc.	72,031	1,559
	Invesco Ltd.	104,103	1,505
			901,594
Health Care (14.1%)
	Johnson & Johnson	558,241	86,645
	UnitedHealth Group Inc.	213,370	64,419
	Abbott Laboratories	402,128	53,716
	Merck & Co. Inc.	586,514	45,068
	AbbVie Inc.	237,432	44,188
	Thermo Fisher Scientific Inc.	88,666	35,716
	Gilead Sciences Inc.	288,878	31,800
	Pfizer Inc.	1,313,551	30,855
	Danaher Corp.	148,375	28,176
	Medtronic plc	297,301	24,670
	Bristol-Myers Squibb Co.	470,513	22,716
	McKesson Corp.	29,067	20,914
	Elevance Health Inc.	53,793	20,648
	Amgen Inc.	71,010	20,464
	Cigna Group	63,501	20,107
	CVS Health Corp.	292,404	18,726
	Zoetis Inc.	103,863	17,514
	Stryker Corp.	37,395	14,309
	Regeneron Pharmaceuticals Inc.	24,375	11,951
	Cencora Inc.	40,002	11,650
	Becton Dickinson & Co.	66,535	11,483
*	Edwards Lifesciences Corp.	136,644	10,688
*	IDEXX Laboratories Inc.	18,971	9,739
	Cardinal Health Inc.	55,952	8,641
	GE HealthCare Technologies Inc.	105,885	7,469

		Shares	Market Value ($000)
	Agilent Technologies Inc.	66,049	7,392
	Humana Inc.	28,008	6,530
	HCA Healthcare Inc.	17,021	6,492
*	Centene Corp.	114,775	6,478
	STERIS plc	22,809	5,593
*	IQVIA Holdings Inc.	38,679	5,428
	Labcorp Holdings Inc.	19,359	4,820
	Quest Diagnostics Inc.	25,764	4,466
*	Dexcom Inc.	51,686	4,435
*	Biogen Inc.	33,974	4,410
	Zimmer Biomet Holdings Inc.	46,210	4,259
*	Molina Healthcare Inc.	12,877	3,928
	Baxter International Inc.	118,646	3,619
	West Pharmaceutical Services Inc.	16,803	3,543
*	Mettler-Toledo International Inc.	2,863	3,308
*	Hologic Inc.	52,142	3,242
*	Cooper Cos. Inc.	46,314	3,162
*	Align Technology Inc.	16,307	2,951
*	Waters Corp.	7,451	2,602
	Universal Health Services Inc. Class B	13,644	2,597
	Revvity Inc.	28,281	2,557
	Viatris Inc.	277,406	2,438
*	Solventum Corp.	32,115	2,347
*	Moderna Inc.	78,698	2,090
*	Henry Schein Inc.	28,973	2,028
	Bio-Techne Corp.	36,738	1,778
*	Charles River Laboratories International Inc.	11,883	1,612
*	Incyte Corp.	14,726	958
			777,335
Industrials (8.8%)
	GE Aerospace	146,814	36,103
*	Boeing Co.	173,954	36,064
	Honeywell International Inc.	150,721	34,164
	Union Pacific Corp.	140,071	31,048
	Lockheed Martin Corp.	48,575	23,432
	3M Co.	125,905	18,678
	RTX Corp.	132,864	18,133
	Deere & Co.	32,900	16,656
	United Parcel Service Inc. Class B	169,434	16,527
	General Dynamics Corp.	58,873	16,396
	Johnson Controls International plc	153,096	15,519
	Northrop Grumman Corp.	31,525	15,282
	Automatic Data Processing Inc.	40,547	13,199
	Norfolk Southern Corp.	52,460	12,964
	FedEx Corp.	51,348	11,199
	L3Harris Technologies Inc.	43,636	10,662
	Waste Management Inc.	39,769	9,583
	Illinois Tool Works Inc.	36,505	8,947
	Otis Worldwide Corp.	91,854	8,758
	Rockwell Automation Inc.	26,180	8,261
	CSX Corp.	241,095	7,616
	Equifax Inc.	28,714	7,586
	Xylem Inc.	56,239	7,088
	Carrier Global Corp.	97,518	6,943
	Paychex Inc.	39,428	6,226
	Verisk Analytics Inc.	18,354	5,766
	Fortive Corp.	78,908	5,539
	PACCAR Inc.	54,783	5,141
	AMETEK Inc.	28,449	5,085
	Fastenal Co.	114,510	4,734
	Southwest Airlines Co.	137,538	4,591
	Snap-on Inc.	12,091	3,878
	Old Dominion Freight Line Inc.	23,546	3,771
	Broadridge Financial Solutions Inc.	15,228	3,698
	Expeditors International of Washington Inc.	32,480	3,662
	Jacobs Solutions Inc.	28,437	3,592
	IDEX Corp.	17,598	3,184
	Textron Inc.	42,362	3,136
	Dover Corp.	17,540	3,118

		Shares	Market Value ($000)
	Veralto Corp.	29,883	3,019
	Nordson Corp.	12,603	2,672
	CH Robinson Worldwide Inc.	27,584	2,647
	JB Hunt Transport Services Inc.	18,460	2,563
	Stanley Black & Decker Inc.	35,824	2,344
	Leidos Holdings Inc.	14,630	2,173
	Huntington Ingalls Industries Inc.	9,093	2,028
	Masco Corp.	29,070	1,815
	A O Smith Corp.	27,448	1,765
	Rollins Inc.	27,410	1,569
*	Builders FirstSource Inc.	12,838	1,383
	Allegion plc	9,455	1,349
	Pentair plc	13,382	1,327
	Emerson Electric Co.	5,915	706
*	Generac Holdings Inc.	5,152	629
			483,918
Information Technology (23.3%)
	Microsoft Corp.	827,359	380,883
	Apple Inc.	1,880,819	377,762
	Cisco Systems Inc.	923,459	58,215
	Accenture plc Class A	145,025	45,947
*	Advanced Micro Devices Inc.	375,757	41,608
	Texas Instruments Inc.	211,094	38,599
	QUALCOMM Inc.	256,472	37,240
	Analog Devices Inc.	115,013	24,610
	Micron Technology Inc.	258,297	24,399
*	Adobe Inc.	58,537	24,298
	Lam Research Corp.	297,596	24,043
	Intel Corp.	1,003,976	19,628
	Applied Materials Inc.	109,326	17,137
	Roper Technologies Inc.	24,847	14,169
	TE Connectivity plc	69,158	11,070
	Cognizant Technology Solutions Corp. Class A	114,599	9,281
	Corning Inc.	178,553	8,854
*	Cadence Design Systems Inc.	28,590	8,207
*	Synopsys Inc.	17,187	7,974
	Microchip Technology Inc.	124,519	7,227
	NXP Semiconductors NV	35,306	6,748
*	Workday Inc. Class A	26,256	6,504
*	Keysight Technologies Inc.	40,010	6,283
	Seagate Technology Holdings plc	49,124	5,794
	CDW Corp.	30,940	5,580
	HP Inc.	216,954	5,402
*	Teledyne Technologies Inc.	10,818	5,397
	Hewlett Packard Enterprise Co.	304,875	5,268
	VeriSign Inc.	18,885	5,146
	Dell Technologies Inc. Class C	38,421	4,275
	Jabil Inc.	25,417	4,270
*	Western Digital Corp.	80,711	4,161
*	ON Semiconductor Corp.	97,805	4,110
*	ANSYS Inc.	11,365	3,760
	Teradyne Inc.	37,845	2,975
	Juniper Networks Inc.	76,933	2,764
*	Akamai Technologies Inc.	34,909	2,651
	Skyworks Solutions Inc.	37,352	2,578
*	PTC Inc.	14,821	2,495
	NetApp Inc.	25,039	2,483
*	EPAM Systems Inc.	13,181	2,300
*	Trimble Inc.	31,985	2,280
*	F5 Inc.	7,234	2,064
*	Zebra Technologies Corp. Class A	6,566	1,903
*	First Solar Inc.	11,692	1,848
	Gen Digital Inc.	52,926	1,507
*	Enphase Energy Inc.	30,783	1,274
			1,282,971
Materials (3.6%)
	Linde plc	110,404	51,623
	Air Products and Chemicals Inc.	51,617	14,397
	Newmont Corp.	263,768	13,906

		Shares	Market Value ($000)
	Freeport-McMoRan Inc.	332,983	12,813
	Corteva Inc.	158,824	11,245
	Sherwin-Williams Co.	23,074	8,279
	Ecolab Inc.	29,758	7,904
	DuPont de Nemours Inc.	96,742	6,462
	Nucor Corp.	54,526	5,963
	PPG Industries Inc.	53,667	5,946
	International Paper Co.	122,420	5,853
	Smurfit WestRock plc	114,782	4,974
	Amcor plc	527,977	4,810
	International Flavors & Fragrances Inc.	59,335	4,543
	Dow Inc.	163,409	4,533
	Steel Dynamics Inc.	32,860	4,044
	Martin Marietta Materials Inc.	6,818	3,733
	Ball Corp.	69,233	3,710
	CF Industries Holdings Inc.	40,438	3,668
	LyondellBasell Industries NV Class A	60,231	3,402
	Avery Dennison Corp.	18,670	3,318
	Vulcan Materials Co.	11,662	3,091
	Mosaic Co.	73,812	2,668
	Eastman Chemical Co.	26,758	2,097
	Packaging Corp. of America	10,361	2,001
	Albemarle Corp.	27,322	1,523
			196,506
Real Estate (3.2%)
	Prologis Inc.	214,860	23,334
	American Tower Corp.	108,326	23,252
	Digital Realty Trust Inc.	73,413	12,592
	Realty Income Corp.	203,034	11,496
	Equinix Inc.	11,970	10,639
	Crown Castle Inc.	100,637	10,099
	Welltower Inc.	65,034	10,033
	VICI Properties Inc. Class A	244,106	7,741
*	CoStar Group Inc.	97,567	7,177
	Ventas Inc.	101,155	6,502
	SBA Communications Corp.	24,959	5,788
	Equity Residential	79,029	5,543
	Invitation Homes Inc.	132,242	4,457
	Weyerhaeuser Co.	168,435	4,364
	Extra Space Storage Inc.	27,095	4,095
	AvalonBay Communities Inc.	18,491	3,823
	Kimco Realty Corp.	156,640	3,330
	Healthpeak Properties Inc.	162,590	2,831
	Regency Centers Corp.	37,943	2,738
	Alexandria Real Estate Equities Inc.	35,801	2,513
	Mid-America Apartment Communities Inc.	16,032	2,511
	BXP Inc.	33,822	2,277
	Essex Property Trust Inc.	7,768	2,205
	Federal Realty Investment Trust	17,927	1,712
	UDR Inc.	38,504	1,595
	Camden Property Trust	12,142	1,427
	Host Hotels & Resorts Inc.	59,279	918
			174,992
Utilities (3.9%)
	Southern Co.	254,181	22,876
	Duke Energy Corp.	180,093	21,200
	American Electric Power Co. Inc.	123,608	12,792
	Sempra	146,756	11,534
	NextEra Energy Inc.	157,221	11,106
	Dominion Energy Inc.	194,663	11,032
	Exelon Corp.	232,938	10,207
	Xcel Energy Inc.	133,047	9,327
	PG&E Corp.	508,128	8,577
	Consolidated Edison Inc.	80,235	8,384
	Entergy Corp.	99,306	8,270
	WEC Energy Group Inc.	73,557	7,903
	DTE Energy Co.	47,954	6,553
	American Water Works Co. Inc.	45,245	6,469
	Ameren Corp.	62,663	6,071

			Shares	Market Value ($000)
		Atmos Energy Corp.	36,847	5,699
		CenterPoint Energy Inc.	151,288	5,634
		Eversource Energy	85,126	5,517
		Edison International	89,866	5,001
		FirstEnergy Corp.	119,050	4,993
		Public Service Enterprise Group Inc.	61,362	4,972
		CMS Energy Corp.	69,043	4,849
		NiSource Inc.	109,217	4,318
		Alliant Energy Corp.	59,535	3,705
		Evergy Inc.	53,025	3,521
		PPL Corp.	82,352	2,862
		Pinnacle West Capital Corp.	26,424	2,411
		AES Corp.	165,186	1,667
				217,450
Total Common Stocks (Cost $5,159,147)				5,492,672
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $1,079)	4.342%	10,794	1,080
Total Investments (99.8%) (Cost $5,160,226)				5,493,752
Other Assets and Liabilities—Net (0.2%)				8,353
Net Assets (100%)				5,502,105
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	17	5,029	(26)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/29/25	BANA	3,784	(4.338)	519	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $536 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,492,672	—	—	5,492,672
Temporary Cash Investments	1,080	—	—	1,080
Total	5,493,752	—	—	5,493,752

Derivative Financial Instruments
Assets
Swap Contracts	—	519	—	519
Liabilities
Futures Contracts[1]	(26)	—	—	(26)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.